Employee Stock Ownership Plans (ESOP) (Details) (USD $) In Millions	12 Months Ended
	Jul. 02, 2011	Jul. 03, 2010	Jun. 27, 2009
Employee Stock Ownership Plans ESOP
Unallocated shares in ESOP	6	7
ESOP related expenses	$ 15	$ 7	$ 5
Payments to ESOP	$ 23	$ 11	$ 11